[LOGO] Merrill Lynch Investment Managers

Annual Report
December 31, 2001

Merrill Lynch
Aggregate Bond
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                     Merrill Lynch Aggregate Bond Index Fund

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

Merrill Lynch Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed-income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of US Government securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than to focus on or provide bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark is determined by the market representation that the sectors have in the overall market.

As of December 31, 2001, the Lehman Brothers Aggregate Bond Index was comprised of 6,742 securities, emphasizing three major investment sectors: US Government and agency securities, US Government-issued MBS and investment-grade corporate bonds.

The US Government and agency sector of the Index has 895 issues and comprises 34.0% of the benchmark. This represents a reduction from 37.6% at the beginning of 2001. The MBS sector accounts for 35.3% of the Index, with 513 securities. This is an increase from 35.2% at the beginning of the period. Finally, there are 5,334 securities in the corporate sector, which includes asset-backed securities and commercial mortgage-backed securities. This represents 30.5% of the benchmark, an increase from 27.3% at the beginning of 2001. In order to be eligible for inclusion in the Index, a security must meet minimal outstanding amount standards and be denominated in US dollars.

The unmanaged Lehman Brothers Aggregate Bond Index generated a total return of +8.44% for the year ended December 31, 2001 with corporate securities being the superior performer, contributing a total return of +10.40%, while the MBS and US Government sectors returned +8.22% and +7.23%, respectively. The year 2001 was highlighted with a dramatic steepening of the yield curve led by lower short-term interest rates as the Federal Reserve Board aggressively cut interest rates in what became a futile attempt to avoid recessionary economic conditions.

As a result of logistical constraints, it is not practical for us to fully replicate the 6,742 securities in the Index when attempting to duplicate the total return of the Index. Therefore, we construct a proxy portfolio of far fewer securities as we seek to duplicate the return of the benchmark Index. The investments in the proxy portfolio are determined by stratified sampling techniques. Under this approach, securities are identified that ensure neutral Index exposure in all sectors and subsectors in the Index. Thus, for example, the MBS sector of the Series has the identical exposure to 30-year MBS, 15-year MBS and balloon MBS. Within these subsectors, exposure to coupon (6%, 6.5%, 7%, etc.) and issuer are also matched to its Index counterpart, resulting in a sector that is anticipated to duplicate the return of the MBS Index with minimal deviation, referred to as tracking error. Currently, the MBS sector of the Series attempts to achieve this objective with 34 positions. Minimizing the tracking error in the US Government agency and corporate sectors is accomplished with a similar approach. The 28 positions in the US Government and agency sector are designed to match the investment characteristics of duration, yield, partial duration and convexity of its Index counterpart. As such, any change in interest rates and/or shape of the yield curve will have an identical effect on the return of this sector. Corporate bond sector management is identical to the approach of the US Government and agency sector in matching investment characteristics. However, the corporate sector is stratified further by matching credit rating and industry exposure. There are currently 185 issues in the Series' corporate bond sector.

For the year ended December 31, 2001, the Fund's Class A and Class D Shares had total returns of +7.87% and +7.60%, respectively. (Complete performance information can be found on pages 4 and 5 of this report to shareholders.) This compared to a total return of +8.44% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. At December 31, 2001, Master Aggregate Bond Index Series was comprised of 247 individual investments that in total, by sector and subsector, was designed to match the market's exposure and investment characteristics of the Lehman Brothers Aggregate Bond Index. Therefore, it is anticipated and expected that these identical exposures will result in a minimal total return tracking error in seeking to match the return of the Index.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Senior Vice President and
Co-Portfolio Manager


/s/ Frank Viola

Frank Viola
Co-Portfolio Manager

February 11, 2002

We are pleased to announce that Frank Viola will join Jeffrey B. Hewson as Portfolio Manager, responsible for the day-to-day management of Merrill Lynch Aggregate Bond Index Fund. Mr. Viola joined Merrill Lynch Investment Managers, L.P. in 1997 as Portfolio Manager.

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                                     2 & 3

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                      6-Month           12-Month        Since Inception    Standardized
As of December 31, 2001                            Total Return       Total Return       Total Return      30-Day Yield
=======================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*           +4.52%             +7.87%            +41.11%           5.09%
-----------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*           +4.39              +7.60             +39.46            4.84
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                 +4.66              +8.44             +41.77              --
=======================================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Aggregate Bond Index. Values are from April 3, 1997 to December 2001.

                               4/03/97**      12/97          12/98        12/99       12/00      12/01
ML Aggregate Bond Index
Fund+--Class A Shares*         $10,000        $10,949        $11,886      $11,724     $13,080    $14,109
ML Aggregate Bond Index
Fund+--Class D Shares*         $10,000        $10,929        $11,835      $11,657     $12,960    $13,945

                               4/30/97**      12/97          12/98        12/99       12/00      12/01
Lehman Brothers Aggregate
Bond Index++                   $10,000        $10,864        $11,808      $11,711     $13,072    $14,176

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Aggregate Bond Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of fixed-income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment-grade (rated BBB or better) corporate bonds. The starting date for the Index in the Class A and Class D Shares graph is from 4/30/97. Past performance is not predictive of future performance.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/01                                                   +7.87%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/01                                      +7.53
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/01                                                   +7.60%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/01                                      +7.26
--------------------------------------------------------------------------------


                                     4 & 5

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND                As of December 31, 2001
==================================================================================================================================
Assets:                   Investment in Master Aggregate Bond Index Series, at value
                          (identified cost--$379,128,752) .....................................                      $ 385,213,380
                          Prepaid registration fees and other assets ..........................                             84,911
                                                                                                                     -------------
                          Total assets ........................................................                        385,298,291
                                                                                                                     -------------
==================================================================================================================================
Liabilities:              Payables:
                            Dividends to shareholders .........................................       $  327,380
                            Administrative fees ...............................................           59,742
                            Distributor .......................................................           12,961           400,083
                                                                                                      ----------
                          Accrued expenses and other liabilities ..............................                             69,898
                                                                                                                     -------------
                          Total liabilities ...................................................                            469,981
                                                                                                                     -------------
==================================================================================================================================
Net Assets:               Net assets ..........................................................                      $ 384,828,310
                                                                                                                     =============
==================================================================================================================================
Net Assets                Class A Shares of Common Stock, $.0001 par value,
Consist of:               125,000,000 shares authorized .......................................                      $       3,090
                          Class D Shares of Common Stock, $.0001 par value,
                          125,000,000 shares authorized .......................................                                576
                          Paid-in capital in excess of par ....................................                        386,362,041
                          Accumulated investment loss--net ....................................       $ (466,465)
                          Accumulated realized capital losses on investments from
                          the Series--net .....................................................       (7,155,560)
                          Unrealized appreciation on investments from the Series--net .........        6,084,628
                                                                                                      ----------
                          Total accumulated losses--net .......................................                         (1,537,397)
                                                                                                                     -------------
                          Net assets ..........................................................                      $ 384,828,310
                                                                                                                     =============
==================================================================================================================================
Net Asset                 Class A--Based on net assets of $324,389,931 and 30,899,488
Value:                    shares outstanding ..................................................                      $       10.50
                                                                                                                     =============
                          Class D--Based on net assets of $60,438,379 and 5,755,432
                          shares outstanding ..................................................                      $       10.50
                                                                                                                     =============
==================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND                For the Year Ended December 31, 2001
==================================================================================================================================
Investment Income         Net investment income allocated from the Series:
From the Series--Net:        Interest .........................................................                      $  20,770,968
                             Expenses .........................................................                           (453,604)
                                                                                                                     -------------
                          Net investment income from the Series ...............................                         20,317,364
                                                                                                                     -------------
==================================================================================================================================
Expenses:                 Administration fee ..................................................       $  649,490
                          Transfer agent fees .................................................          239,954
                          Account maintenance fee--Class D ....................................          158,939
                          Printing and shareholder reports ....................................          112,364
                          Registration fees ...................................................           66,725
                          Professional fees ...................................................           36,116
                          Directors' fees and expenses ........................................            4,501
                          Accounting services .................................................              142
                          Other ...............................................................            5,564
                                                                                                      ----------
                          Total expenses before reimbursement .................................        1,273,795
                          Reimbursement of expenses ...........................................         (372,031)
                                                                                                      ----------
                          Total expenses after reimbursement ..................................                            901,764
                                                                                                                     -------------
                          Investment income--net ..............................................                         19,415,600
                                                                                                                     -------------
==================================================================================================================================
Realized &                Realized gain on investments from the Series--net ...................                          2,914,566
Unrealized Gain from      Change in unrealized appreciation on investments
The Series--Net:          from the Series--net ................................................                          2,745,616
                                                                                                                     -------------
                          Net Increase in Net Assets Resulting from Operations ................                      $  25,075,782
                                                                                                                     =============
==================================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 For the
MERRILL LYNCH                                                                                            Year Ended December 31,
AGGREGATE BOND                                                                                        ----------------------------
INDEX FUND                Increase (Decrease) in Net Assets:                                              2001           2000
==================================================================================================================================
Operations:               Investment income--net ..............................................       $ 19,415,600   $  17,731,061
                          Realized gain (loss) on investments from the Series--net ............          2,914,566      (8,091,208)
                          Change in unrealized appreciation/depreciation on investments
                          from the Series--net ................................................          2,745,616      19,242,852
                                                                                                      ------------   -------------
                          Net increase in net assets resulting from operations ................         25,075,782      28,882,705
                                                                                                      ------------   -------------
==================================================================================================================================
Dividends                 Investment income--net:
to Shareholders:            Class A ...........................................................        (15,965,028)    (13,575,062)
                            Class D ...........................................................         (3,500,554)     (4,155,999)
                                                                                                      ------------   -------------
                          Net decrease in net assets resulting from dividends to shareholders .        (19,465,582)    (17,731,061)
                                                                                                      ------------   -------------
==================================================================================================================================
Capital Share             Net increase (decrease) in net assets derived from capital
Transactions:             share transactions ..................................................         99,823,302    (135,753,860)
                                                                                                      ------------   -------------
==================================================================================================================================
Net Assets:               Total increase (decrease) in net assets .............................        105,433,502    (124,602,216)
                          Beginning of year ...................................................        279,394,808     403,997,024
                                                                                                      ------------   -------------
                          End of year* ........................................................       $384,828,310   $ 279,394,808
                                                                                                      ============   =============
==================================================================================================================================
                        * Accumulated investment loss--net ....................................       $   (466,465)             --
                                                                                                      ============   =============
==================================================================================================================================

            See Notes to Financial Statements.


                                      6 & 7

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                                                                          --------------------------------------------------------
                                                                                                                        For the
                The following per share data and ratios have been derived                                               Period
MERRILL LYNCH   from information provided in the financial statements.           For the Year Ended December 31,    April 3, 1997+
AGGREGATE BOND                                                            ------------------------------------------   to Dec. 31,
INDEX FUND      Increase (Decrease) in Net Asset Value:                     2001       2000       1999        1998        1997
==================================================================================================================================
Per Share       Net asset value, beginning of period ...............      $  10.31   $   9.85   $  10.61    $  10.42      $  10.00
Operating                                                                 --------   --------   --------    --------      --------
Performance:    Investment income--net .............................           .61        .64        .62         .64           .48
                Realized and unrealized gain (loss) on investments
                from the Series--net ...............................           .19        .46       (.76)        .23           .45
                                                                          --------   --------   --------    --------      --------
                Total from investment operations ...................           .80       1.10       (.14)        .87           .93
                                                                          --------   --------   --------    --------      --------
                Less dividends and distributions:
                  Investment income--net ...........................          (.61)      (.64)      (.62)       (.64)         (.48)
                  Realized gain on investments from the Series--net             --         --         --        (.04)         (.03)
                  In excess of realized gain on investments from the
                  Series--net ......................................            --         --         --++        --            --++
                                                                          --------   --------   --------    --------      --------
                Total dividends and distributions ..................          (.61)      (.64)      (.62)       (.68)         (.51)
                                                                          --------   --------   --------    --------      --------
                Net asset value, end of period .....................      $  10.50   $  10.31   $   9.85    $  10.61      $  10.42
                                                                          ========   ========   ========    ========      ========
==================================================================================================================================
Total           Based on net asset value per share .................         7.87%     11.57%     (1.36%)      8.56%          9.49%@
Investment                                                                ========   ========   ========    ========      ========
Return:
==================================================================================================================================
Ratios to       Expenses, net of reimbursement+++ ..................          .35%       .38%       .35%        .35%          .35%*
Average                                                                   ========   ========   ========    ========      ========
Net Assets:     Expenses+++ ........................................          .46%       .45%       .37%        .40%          .52%*
                                                                          ========   ========   ========    ========      ========
                Investment income--net .............................         5.72%      6.41%      6.06%       5.99%         6.22%*
                                                                          ========   ========   ========    ========      ========
==================================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...........      $324,390   $214,056   $324,254    $351,786      $251,140
Data:                                                                     ========   ========   ========    ========      ========
==================================================================================================================================

                                                                                                    Class D
                                                                         ---------------------------------------------------------
                                                                                                                       For the
                The following per share data and ratios have been derived                                               Period
MERRILL LYNCH   from information provided in the financial statements.         For the Year Ended December 31,      April 3, 1997+
AGGREGATE BOND                                                           ------------------------------------------   to Dec. 31,
INDEX FUND      Increase (Decrease) in Net Asset Value:                    2001         2000       1999        1998      1997
==================================================================================================================================
Per Share       Net asset value, beginning of period ...............     $  10.31   $   9.86   $  10.61    $  10.42       $  10.00
Operating                                                                --------   --------   --------    --------       --------
Performance:    Investment income--net .............................          .58        .61        .58         .61            .46
                Realized and unrealized gain (loss) on investments
                from the Series--net ...............................          .19        .45       (.75)        .23            .45
                                                                         --------   --------   --------    --------       --------
                Total from investment operations ...................          .77       1.06       (.17)        .84            .91
                                                                         --------   --------   --------    --------       --------
                Less dividends and distributions:
                  Investment income--net ...........................         (.58)      (.61)      (.58)       (.61)          (.46)
                  Realized gain on investments from the Series--net            --         --         --        (.04)          (.03)
                  In excess of realized gain on investments from the
                  Series--net ......................................           --         --         --++        --             --++
                                                                         --------   --------   --------    --------       --------
                Total dividends and distributions ..................         (.58)      (.61)      (.58)       (.65)          (.49)
                                                                         --------   --------   --------    --------       --------
                Net asset value, end of period .....................     $  10.50   $  10.31   $   9.86    $  10.61       $  10.42
                                                                         ========   ========   ========    ========       ========
==================================================================================================================================
Total           Based on net asset value per share .................        7.60%     11.18%     (1.50%)      8.29%          9.29%@
Investment                                                               ========   ========   ========    ========       ========
Return:
==================================================================================================================================
Ratios to       Expenses, net of reimbursement+++ ..................         .60%       .63%       .60%        .60%           .60%*
Average                                                                  ========   ========   ========    ========       ========
Net Assets:     Expenses+++ ........................................         .71%       .70%       .62%        .65%           .77%*
                                                                         ========   ========   ========    ========       ========
                Investment income--net .............................        5.50%      6.17%      5.81%       5.75%          5.98%*
                                                                         ========   ========   ========    ========       ========
==================================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...........     $ 60,438   $ 65,339   $ 79,743    $ 81,603       $ 56,134
Data:                                                                    ========   ========   ========    ========       ========
==================================================================================================================================

        *   Annualized.
        +   Commencement of operations.
       ++   Amount is less than $.01 per share.
      +++   Includes the Fund's share of the Series' allocated expenses.
        @   Aggregate total investment return.

            See Notes to Financial Statements.


                                      8 & 9

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2001 was 82.6%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $985,262 have been reclassified between accumulated net investment loss and unrealized appreciation on investments, $554,395 have been reclassified between accumulated net realized capital losses and paid-in capital in excess of par and $568,779 have been reclassified between accumulated net realized capital losses and accumulated net investment loss. Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($1,003,968 decrease to paid-in capital and a corresponding increase to the Fund's share of net unrealized appreciation on investments from the Series) are classified to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2001, FAM earned fees of $649,490, of which $372,031 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2001 were $127,229,775 and $47,783,925, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $99,823,302 and $(135,753,860) for the years ended December 31, 2001 and December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................        18,529,179        $ 193,786,325
Shares issued to shareholders
in reinvestment of dividends ...........         1,301,060           13,635,879
                                              ------------        -------------
Total issued ...........................        19,830,239          207,422,204
Shares redeemed ........................        (9,692,116)        (101,554,770)
                                              ------------        -------------
Net increase ...........................        10,138,123        $ 105,867,434
                                              ============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         9,230,345        $  91,692,248
Shares issued to shareholders
in reinvestment of dividends ...........         1,080,752           10,771,256
                                              ------------        -------------
Total issued ...........................        10,311,097          102,463,504
Shares redeemed ........................       (22,462,989)        (220,923,607)
                                              ------------        -------------
Net decrease ...........................       (12,151,892)       $(118,460,103)
                                              ============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         1,428,693        $  14,954,073
Shares issued to shareholders
in reinvestment of dividends ...........           274,315            2,872,989
                                              ------------        -------------
Total issued ...........................         1,703,008           17,827,062
Shares redeemed ........................        (2,283,050)         (23,871,194)
                                              ------------        -------------
Net decrease ...........................          (580,042)       $  (6,044,132)
                                              ============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ............................           992,500        $   9,834,968
Shares issued to shareholders
in reinvestment of dividends ...........           338,452            3,371,670
                                              ------------        -------------
Total issued ...........................         1,330,952           13,206,638
Shares redeemed ........................        (3,086,568)         (30,500,395)
                                              ------------        -------------
Net decrease ...........................        (1,755,616)       $ (17,293,757)
                                              ============        =============
-------------------------------------------------------------------------------


                                    10 & 11

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

--------------------------------------------------------------------------------
                                                     12/31/2001       12/31/2000
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ....................              $19,465,582      $17,731,061
                                                    -----------      -----------
Total taxable distributions ..........              $19,465,582      $17,731,061
                                                    ===========      ===========
--------------------------------------------------------------------------------

As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income--net ....................            $     1,156
Undistributed long-term capital gains--net ............                     --
                                                                   -----------
Total undistributed earnings--net .....................                  1,156
Capital loss carryforward .............................             (6,884,397)*
Unrealized gains--net .................................              5,345,844**
                                                                   -----------
Total accumulated losses--net .........................            $(1,537,397)
                                                                   ===========
------------------------------------------------------------------------------

 * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $6,884,397, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed-income securities and the deferral of post-October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH AGGREGATE BOND INDEX FUND

The Board of Directors and Shareholders,
Merrill Lynch Aggregate Bond Index Fund
(One of the series constituting Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 19, 2002

                                    12 & 13

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                       Master Aggregate Bond Index Series
                       -------------------------------------------------------------------------------------------------------------
                                                                         Face       Interest          Maturity
                       Issue                                            Amount        Rate             Date(s)               Value
====================================================================================================================================
US Government &        Fannie Mae                                 $    290,000        5.45 %         10/10/2003         $    299,651
Agency Obligations--                                                   210,000        6.85            4/05/2004              225,742
33.0%                                                                5,750,000        3.50            9/15/2004            5,696,985
                                                                    11,450,000        7.125           3/15/2007           12,611,145
                                                                     8,965,000        5.75            2/15/2008            9,221,309
                                                                     5,675,000        6.625          11/15/2010            6,031,447
                       =============================================================================================================
                       Financing Corp.                                 670,000        9.80           11/30/2017              917,270
                       =============================================================================================================
                       Freddie Mac                                   5,840,000        6.25           10/15/2002            6,005,155
                                                                    16,845,000        5.75            7/15/2003           17,576,747
                                                                     1,245,000        7.18            6/27/2006            1,365,960
                                                                     8,575,000        6.75            9/15/2029            9,107,267
                       =============================================================================================================
                       Tennessee Valley Authority, Series E          1,915,000        6.25           12/15/2017            1,926,739
                       =============================================================================================================
                       United States Treasury Bonds                    765,000        8.75           11/15/2008              841,018
                                                                    14,285,000        8.75            5/15/2017           18,766,919
                                                                     7,255,000        8.50            2/15/2020            9,491,571
                                                                     5,820,000        6.375           8/15/2027            6,282,865
                       =============================================================================================================
                       United States Treasury Notes                  3,435,000        6.25            7/31/2002            3,523,005
                                                                     3,575,000        5.75           11/30/2002            3,695,084
                                                                     5,745,000        4.75            2/15/2004            5,931,712
                                                                     1,800,000        5.875           2/15/2004            1,899,558
                                                                     4,115,000        5.25            5/15/2004            4,290,546
                                                                     3,925,000        6.00            8/15/2004            4,165,406
                                                                     5,110,000        5.875          11/15/2004            5,408,628
                                                                     4,980,000        5.75           11/15/2005            5,259,328
                                                                    10,385,000        5.875          11/15/2005           11,022,743
                                                                     2,105,000        6.125           8/15/2007            2,262,875
====================================================================================================================================
                       Total Investments in US Government & Agency Obligations (Cost--$150,623,982)--33.0%               153,826,675
====================================================================================================================================
US Government Agency   Fannie Mae                                      936,828        5.50       6/01/2011-2/01/2014         930,376
Mortgage-Backed                                                      5,743,365        6.00       2/01/2013-7/01/2016       5,787,374
Obligations**--35.3%                                                 7,030,252        6.00       1/01/2026-5/01/2029       6,930,112
                                                                     4,308,990        6.50       1/01/2013-6/01/2016       4,404,313
                                                                    11,501,690        6.50      12/01/2025-1/01/2030      11,560,653
                                                                       357,682        7.00            5/01/2016              370,044
                                                                     5,073,487        7.00       4/01/2027-3/01/2031       5,187,467
                                                                     1,791,033        7.50      10/01/2027-9/01/2030       1,854,078
                                                                       107,804        8.00            9/01/2015              113,176
                                                                     1,324,936        8.00      11/01/2029-12/01/2030      1,388,738
                                                                       260,051        8.50       5/01/2030-1/01/2031         276,194
                       =============================================================================================================
                       Freddie Mac--Gold Program                     1,569,023        5.50      10/01/2013-10/01/2016      1,555,056
                                                                     1,224,237        5.50      12/01/2028-1/01/2029       1,174,645
                                                                     4,946,988        6.00      2/01/2016-11/01/2016       4,969,990
                                                                       174,077        6.00            9/01/2029              171,632
                                                                    10,355,000        6.00             TBA(1)             10,170,666
                                                                     2,077,452        6.50       7/01/2015-8/01/2016       2,120,098
                                                                    28,836,961        6.50      1/01/2026-10/01/2031      28,924,058
                                                                     2,900,000        6.50             TBA(1)              2,909,343
                                                                     2,814,812        7.00       1/01/2011-2/01/2016       2,923,384
                                                                    18,728,148        7.00      9/01/2025-12/01/2031      19,109,992
                                                                     1,600,000        7.00             TBA(1)              1,615,488
                                                                     1,268,661        7.50       5/01/2007-4/01/2016       1,329,620
                                                                     9,823,489        7.50       1/01/2023-3/01/2031      10,157,853
                                                                       400,000        7.50             TBA(1)                413,000
                                                                     2,956,129        8.00      6/01/2024-11/01/2030       3,111,745
                                                                       499,282        8.50       5/01/2028-8/01/2030         532,495
                                                                       439,756        9.50            2/01/2019              485,874
                       =============================================================================================================
                       Government National Mortgage Corporation      2,513,025        6.00       4/20/2026-8/15/2031       2,468,137
                                                                       286,651        6.50       2/15/2014-5/15/2014         294,204
                                                                     8,807,058        6.50      4/15/2026-12/15/2031       8,854,159
                                                                       450,000        6.50             TBA(1)                451,544
                                                                       137,313        7.00            4/15/2013              143,300
                                                                     9,504,210        7.00       7/15/2027-7/15/2031       9,725,392
                                                                       300,000        7.00             TBA(1)                306,375
                                                                     6,143,334        7.50       3/15/2024-5/15/2031       6,374,596
                                                                     4,114,728        8.00      12/15/2022-12/01/2031      4,319,386
                                                                       773,799        8.50      11/15/2017-3/15/2031         824,940
                                                                       423,709        9.00      11/15/2016-11/15/2024        462,962
                                                                        43,006        9.50            9/15/2021               48,037
====================================================================================================================================
                       Total US Government Agency Mortgage-Backed Obligations (Cost--$162,602,400)--35.3%                164,750,496
====================================================================================================================================


                                    14 & 15

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                         Master Aggregate Bond Index Series (continued)
                       -------------------------------------------------------------------------------------------------------------
                         S&P    Moody's     Face
INDUSTRIES             Ratings  Ratings    Amount                Corporate Bonds & Notes                                     Value
====================================================================================================================================
Banking--2.6%                                         Bank of America Corp.:
                       A+         Aa2   $1,900,000      5.875% due 2/15/2009                                             $ 1,879,670
                       A          Aa3      660,000      7.40% due 1/15/2011                                                  707,942
                                                      Bank One Corp.:
                       A          Aa3    1,200,000      6.875% due 8/01/2006                                               1,277,664
                       A-         A1       200,000      7.875% due 8/01/2010                                                 220,874
                       A-         A1       378,000      8% due 4/29/2027                                                     422,974
                       A          A1     1,200,000    FleetBoston Financial Corp., 7.25% due 9/15/2005                     1,291,548
                       A          A1       600,000    HSBC Holding PLC, 7.50% due 7/15/2009                                  644,820
                       AAA        Aaa    1,000,000    Inter-American Development Bank, 6.80% due 10/15/2025                1,072,830
                       AAA        Aaa      250,000    International Bank for Reconstruction and Development,
                                                      3.50% due 10/22/2004                                                   247,128
                       A          A2       422,000    Mellon Financial Co., 6.875% due 3/01/2003                             439,361
                       A+         Aa2    2,000,000    Wells Fargo Bank NA, 6.45% due 2/01/2011                             2,043,780
                                                      Wells Fargo Company:
                       A+         Aa2      600,000      7.25% due 8/24/2005                                                  645,330
                       A+         Aa2    1,400,000      5.90% due 5/21/2006                                                1,445,430
                                                                                                                         -----------
                                                                                                                          12,339,351
====================================================================================================================================
Financial Services--   A+         A2       400,000    AXA Financial Inc., 7.75% due 8/01/2010                                435,156
5.6%                   A+         A1       400,000    American Express Corporation, 6.875% due 11/01/2005                    429,188
                       A          A2       600,000    Bear Stearns Companies, Inc., 7.625% due 2/01/2005                     644,388
                       AA-        A3       800,000    Boeing Capital Corporation, 7.10% due 9/27/2005                        840,272
                                                      CIT Group Inc.:
                       A+         A2       800,000      5.625% due 5/17/2004                                                 822,520
                       A+         A2       200,000      6.50% due 2/07/2006                                                  207,596
                       BBB-       Baa2     900,000    Capital One Bank, 6.875% due 2/01/2006                                 876,411
                                                      Citigroup Inc.:
                       AA-        Aa1    1,700,000      5.70% due 2/06/2004                                                1,764,515
                       AA-        Aa1      400,000      5.75% due 5/10/2006                                                  409,480
                       AA-        Aa1    1,000,000      6.50% due 1/18/2011                                                1,030,170
                                                      Commercial Credit Co.:
                       AA-        Aa1      500,000      6.75% due 7/01/2007                                                  530,210
                       AA-        Aa1      450,000      10% due 5/15/2009                                                    545,989
                       A          A3       500,000    Countrywide Home Loans, Inc., 5.25% due 6/15/2004                      509,545
                       AA-        Aa3      500,000    Credit Suisse First Boston Inc., 5.875% due 8/01/2006                  508,640
                                                      Ford Motor Credit Company:
                       BBB+       A2       600,000      7.50% due 6/15/2003                                                  620,028
                       BBB+       A2     2,400,000      6.875% due 2/01/2006                                               2,399,160
                                                      General Electric Capital Corp.:
                       AAA        Aaa      500,000      6.75% due 9/11/2003                                                  530,095
                       AAA        Aaa      400,000      7.375% due 1/19/2010                                                 444,720
                                                      General Motors Acceptance Corp.:
                       BBB+       A2       319,000      6.85% due 6/17/2004                                                  331,677
                       BBB+       A2       692,000      7.75% due 1/19/2010                                                  721,334
                       BBB+       A2     1,298,000      8% due 11/01/2031                                                  1,313,174
                                                      Goldman Sachs Group, Inc.:
                       A+         A1       800,000      7.625% due 8/17/2005                                                 859,560
                       A+         A1       300,000      6.875% due 1/15/2011                                                 309,216
                       AAA        Aaa      784,000    Heller Financial Inc., 7.875% due 5/15/2003                            835,399
                                                      Lehman Brothers Holdings, Inc.:
                       A          A2       800,000      6.625% due 4/01/2004                                                 842,680
                       A          A2       350,000      7% due 2/01/2008                                                     366,485
                       A          A2       245,000      7.875% due 8/15/2010                                                 265,663
                       BBB        Baa2     500,000    Liberty Property LP, 7.25% due 3/15/2011                               496,915
                       BBB+       Baa1     500,000    MBNA America Bank NA, 6.875% due 7/15/2004                             512,940
                       AA-        Aa3    1,300,000    Morgan Stanley, Dean Witter, Discover & Co., 7.125% due 1/15/2003    1,358,357
                       A+         Aa3      300,000    National Rural Utilities, 5.25% due 7/15/2004                          307,059
                       BBB+       Baa1     500,000    ProLogis Trust, 7% due 10/01/2003                                      519,260
                       AA-        Aa1    1,000,000    Salomon, Smith Barney Holdings, Inc., 6.25% due 5/15/2003            1,043,090
                       BBB        Baa1     500,000    Simon Debartolo, 6.75% due 7/15/2004                                   504,830
                       AA         Aa3      250,000    Texaco Capital Inc., 8.625% due 6/30/2010                              293,683
                       A-         A3       400,000    Textron Financial Corporation, 5.95% due 3/15/2004                     406,688
                       A+         A1     1,000,000    Verizon Global Funding Corporation, 6.75% due 12/01/2005             1,054,440
                                                                                                                         -----------
                                                                                                                          25,890,533
====================================================================================================================================
Financial Services--   A-         A2     1,000,000    ACE INA Holdings, 8.30% due 8/15/2006                                1,085,840
Consumer--3.1%         A+         A1       250,000    Allstate Corporation, 5.375% due 12/01/2006                            249,665
                       BBB+       Baa1     350,000    Avalonbay Communities, Inc., 6.625% due 9/15/2011                      341,036
                       A          A2       500,000    Hartford Life Inc., 7.375% due 3/01/2031                               515,195
                                                      Household Financial Corporation:
                       A          A2     1,300,000      6.50% due 1/24/2006                                                1,336,517
                       A          A2       200,000      7.875% due 3/01/2007                                                 218,358
                       A          A2       300,000      6.75% due 5/15/2011                                                  298,518
                       A-         Baa1     500,000    Provident Companies Inc., 7% due 7/15/2018                             473,130
                       NR*        NR*    9,570,000    Security Life of Denver, 0.53% due 4/01/2002                         9,398,422
                       BBB+       A3       600,000    Washington Mutual Inc., 7.50% due 8/15/2006                            647,172
                                                                                                                         -----------
                                                                                                                          14,563,853
====================================================================================================================================
Foreign Government     AA+        Aa1    2,000,000    Canada Government Bonds, 5.25% due 11/05/2008                        1,990,020
Obligations--1.9%      AA-        Aa3    1,000,000    Province of Manitoba, 5.50% due 10/01/2008                           1,001,200
                                                      Province of Ontario:
                       AA         Aa3      328,000      7.375% due 1/27/2003                                                 345,217
                       AA         Aa3      750,000      5.50% due 10/01/2008                                                 750,850
                       A+         A1       603,000    Province of Saskatchewan, 8% due 7/15/2004                             655,311
                       A+         A1     1,000,000    Quebec Province, 7.50% due 9/15/2029                                 1,117,940
                       AA+        Aaa    1,000,000    Republic of Finland, 5.875% due 2/27/2006                            1,047,240
                       AA         Aa3    1,050,000    Republic of Italy, 4.375% due 10/25/2006                             1,023,153
                       BB+        Baa3   1,000,000    United Mexican States, 9.875% due 2/01/2010                          1,117,500
                                                                                                                         -----------
                                                                                                                           9,048,431
====================================================================================================================================


                                     16 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                       Master Aggregate Bond Index Series (continued)
                       -------------------------------------------------------------------------------------------------------------
                         S&P    Moody's     Face
INDUSTRIES             Ratings  Ratings    Amount                Corporate Bonds & Notes                                     Value
====================================================================================================================================
Industrial--Consumer                                   Anheuser-Busch Companies, Inc.:
Goods--2.6%            A+         A1     $1,000,000      6.75% due 11/01/2006                                            $ 1,052,380
                       A+         A1        750,000      6% due 11/01/2041                                                   694,162
                       A          A2      1,000,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                          1,005,690
                       BBB        Baa2      837,000    Kellogg Company, 6% due 4/01/2006                                     857,092
                       AA         Aa2       894,000    Kimberly-Clark Corporation, 7.10% due 8/01/2007                       969,677
                                                       Kraft Foods Inc.:
                       A-         A2        400,000      4.625% due 11/01/2006                                               391,444
                       A-         A2        400,000      5.625% due 11/01/2011                                               387,836
                       A-         A2        700,000      6.50% due 11/01/2031                                                684,068
                       BBB-       Baa3      500,000    Kroger Company, 6.80% due 4/01/2011                                   509,675
                       A          A2        500,000    Nabisco, Inc., 6.375% due 2/01/2035                                   516,910
                       A          A1      1,947,000    Pepsi Bottling Holdings Inc., 5.625% due 2/17/2009 (a)              1,933,834
                       A          A1        500,000    PepsiCo Inc., 4.50% due 9/15/2004                                     506,335
                                                       Philip Morris Companies, Inc.:
                       A-         A2      1,000,000      6.375% due 2/01/2006                                              1,028,810
                       A-         A2        365,000      6.95% due 6/01/2006                                                 383,060
                                                       Safeway Inc.:
                       BBB        Baa2      500,000      6.15% due 3/01/2006                                                 517,610
                       BBB        Baa2      394,000      7.25% due 2/01/2031                                                 411,616
                       BBB        Baa3      250,000    Tyson Foods Inc., 6.625% due 10/01/2004 (a)                           256,758
                                                                                                                         -----------
                                                                                                                          12,106,957
====================================================================================================================================
Industrial--                                           Anadarko Finance Company:
Energy--1.5%           BBB+       Baa1      390,000      6.75% due 5/01/2011                                                 397,390
                       BBB+       Baa1      190,000      7.50% due 5/01/2031                                                 198,012
                       A-         A3        190,000    Apache Corporation, 7.625% due 7/01/2019                              204,372
                       BBB        Baa2      410,000    The Coastal Corporation, 6.50% due 6/01/2008                          397,696
                                                       Conoco Inc.:
                       BBB+       Baa1      400,000      5.90% due 4/15/2004                                                 413,212
                       BBB+       Baa1      320,000      6.35% due 4/15/2009                                                 323,840
                       BBB+       A3        500,000    Consolidated Natural Gas, 5.375% due 11/01/2006                       492,255
                       BBB        Baa2      295,000    Duke Energy Field Services, 8.125% due 8/16/2030                      301,599
                                                       El Paso Energy Corporation:
                       BBB        Baa2      900,000      7% due 5/15/2011                                                    879,363
                       BBB        Baa2      400,000      8.05% due 10/15/2030                                                410,164
                       BBB        Baa2      500,000    NiSource Finance Corporation, 7.625% due 11/15/2005                   518,320
                       BBB-       Baa3      500,000    Ocean Energy Inc., 7.25% due 10/01/2011                               515,000
                       BBB+       A3        650,000    Phillips Petroleum, 8.50% due 5/25/2005                               715,579
                       A-         Baa3      290,000    R & B Falcon Corporation, 6.50% due 4/15/2003                         298,732
                       BBB        Baa2       95,000    Sonat Inc., 7.625% due 7/15/2011                                       96,174
                       A-         Baa2      337,000    Transocean Offshore, 6.625% due 4/15/2011                             330,662
                       BBB        Baa2      500,000    Williams Companies, Inc., 7.625% due 7/15/2019                        494,275
                                                                                                                         -----------
                                                                                                                           6,986,645
====================================================================================================================================
Industrial--           A-         A2        500,000    Alcan Inc., 6.45% due 3/15/2011                                       507,870
Manufacturing--2.1%    BBB+       A3      1,200,000    Daimler-Chrysler NA Holdings, 6.40% due 5/15/2006                   1,198,392
                       A          A2        370,000    Deere & Co., 7.85% due 5/15/2010                                      400,037
                       BBB        Baa2      500,000    Delphi Auto Systems Corporation, 6.55% due 6/15/2006                  496,575
                       BBB+       A3      1,600,000    Ford Motor Company, 7.45% due 7/16/2031                             1,468,048
                       BBB-       Baa3      500,000    Georgia-Pacific Corp., 7.375% due 12/01/2025                          405,080
                       A+         A1      1,000,000    International Business Machines Corp., 7.125% due 12/01/2096        1,028,750
                       BBB-       Baa2      200,000    Lockheed Martin Corp., 7.25% due 5/15/2006                            213,532
                       BBB+       Baa1      500,000    Masco Corporation, 6% due 5/03/2004                                   508,205
                                                       Raytheon Company:
                       BBB-       Baa3      475,000      8.30% due 3/01/2010                                                 529,692
                       BBB-       Baa3      600,000      6.75% due 3/15/2018                                                 574,614
                       A          A2      1,500,000    Union Carbide Corp., 6.25% due 6/15/2003                            1,564,845
                       BBB        Baa2    1,000,000    Visteon Corp., 8.25% due 8/01/2010                                  1,034,530
                                                                                                                         -----------
                                                                                                                           9,930,170
====================================================================================================================================
Industrial--           AA         Aa3       396,000    Abbott Laboratories, 5.625% due 7/01/2006                             406,597
Other--2.0%            AAA        Aaa     1,000,000    Bristol-Myers Squibb, 4.75% due 10/01/2006                            990,330
                       BBB+       Baa2      500,000    Burlington North Santa Fe, 6.75% due 7/15/2011                        510,850
                       BBB        Baa2      500,000    CSX Corporation, 6.75% due 3/15/2011                                  509,335
                       BB         Ba3       587,000    Delta Airlines, 10.375% due 2/01/2011                                 528,300
                                                       Norfolk Southern Corporation:
                       BBB        Baa1      500,000      7.70% due 5/15/2017                                                 536,230
                       BBB        Baa1      500,000      7.25% due 2/15/2031                                                 515,670
                       BBB-       Baa3    1,500,000    Northrop Grumman Corporation, 7.125% due 2/15/2011                  1,565,910
                       BBB+       A3        500,000    Praxair Inc., 6.50% due 3/01/2008                                     510,140
                                                       Tenet Healthcare Corporation (a):
                       BBB        Baa3      950,000      5.375% due 11/15/2006                                               929,206
                       BBB        Baa3      650,000      6.875% due 11/15/2031                                               598,174
                                                       Union Pacific Corp.:
                       BBB-       Baa3    1,000,000      9.625% due 12/15/2002                                             1,060,860
                       BBB-       Baa3      250,000      5.75% due 10/15/2007                                                249,287
                       A+         A2        200,000    United Technology Corporation, 6.35% due 3/01/2011                    203,316
                                                                                                                         -----------
                                                                                                                           9,114,205
====================================================================================================================================


                                    18 & 19

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                       Master Aggregate Bond Index Series (concluded)
                       ------------------------------------------------------------------------------------------------------------
                         S&P     Moody's    Face
INDUSTRIES             Ratings   Ratings   Amount                  Corporate Bonds & Notes                                Value
===================================================================================================================================
Industrial--           BBB        Baa2  $1,500,000  Comcast Cable Communications, 8.875% due 5/01/2017                $   1,726,860
Services--3.2%         BBB+       Baa1     500,000  Computer Associates International, Inc., 6.375% due 4/15/2005           495,465
                       A+         A2       888,000  Dayton Hudson Corp., 10% due 1/01/2011                                1,118,560
                       A+         A1       500,000  First Data Corporation, 6.375% due 12/15/2007                           525,950
                       BBB        Baa1   1,000,000  Hertz Corp., 7% due 1/15/2028                                           870,150
                       A-         A3       500,000  Kohl's Corporation, 6.30% due 3/01/2011                                 505,548
                       BBB-       Baa3   1,000,000  News America Inc., 7.25% due 5/18/2018                                  960,630
                       A-         A3       500,000  Sears Discover Credit Corp., 9.14% due 3/13/2012                        569,255
                       A-         A3       500,000  Sears Roebuck Acceptance Corporation, 6% due 3/20/2003                  514,705
                       A+         A2       500,000  Target Corporation, 6.35% due 1/15/2011                                 510,620
                       BBB+       Baa2   1,275,000  Tele-Communications Inc., 8.25% due 1/15/2003                         1,324,457
                       BBB+       Baa1     400,000  Time Warner Entertainment Co., 9.625% due 5/01/2002                     409,080
                                                    Time Warner Inc.:
                       BBB+       Baa1   1,000,000    7.75% due 6/15/2005                                                 1,073,530
                       BBB+       Baa1     352,000    6.875% due 6/15/2018                                                  345,199
                       A-         A3     2,000,000  Viacom Inc., 7.75% due 6/01/2005                                      2,145,480
                       AA         Aa2    1,000,000  Wal-Mart Stores, Inc., 6.875% due 8/10/2009                           1,072,160
                       BBB        Ba1      500,000  Waste Management Inc., 6.50% due 5/15/2004                              512,490
                                                                                                                      -------------
                                                                                                                         14,680,139
===================================================================================================================================
Utilities--            BBB+       A3     1,300,000  AT&T Corporation, 6% due 3/15/2009                                    1,236,391
Communications--       AA-        Aa3      800,000  Ameritech Capital Funding, 6.45% due 1/15/2018                          790,160
2.7%                   A+         Aa3      359,000  BellSouth Corporation, 6% due 10/15/2011                                357,374
                       A-         Baa1     800,000  British Telecom PLC, 8.375% due 12/15/2010                              883,888
                       BBB        Baa2     850,000  Citizens Communications Company, 7.625% due 8/15/2008 (a)               869,235
                       BBB-       Baa3     500,000  Clear Channel Communications, 7.65% due 9/15/2010                       516,200
                       A-         A3       400,000  Deutsche Telekom International Finance, 7.75% due 6/15/2005             428,116
                       BBB+       Baa1     300,000  France Telecom, 8.50% due 3/01/2031 (a)                                 342,483
                       A+         A2       600,000  GTE Corporation, 6.84% due 4/15/2018                                    597,876
                                                    Qwest Capital Funding:
                       BBB+       Baa1     400,000    7% due 8/03/2009                                                      388,519
                       BBB+       Baa1   1,800,000    7.90% due 8/15/2010                                                 1,831,207
                       AA-        Aa3      500,000  SBC Communications Inc., 6.25% due 3/15/2011                            509,000
                       BBB+       Baa1   1,000,000  Sprint Capital Corporation, 5.70% due 11/15/2003                      1,024,630
                                                    WorldCom, Inc.:
                       BBB+       A3     1,150,000    8% due 5/15/2006                                                    1,234,640
                       BBB+       A3       300,000    7.50% due 5/15/2011                                                   307,224
                       BBB+       A3     1,100,000    8.25% due 5/15/2031                                                 1,159,873
                                                                                                                      -------------
                                                                                                                         12,476,816
===================================================================================================================================
Utilities--Gas &       BBB+       Baa1     500,000  Commonwealth Edison Company, 6.95% due 7/15/2018                        484,500
Electric--1.3%                                      Dominion Resources Inc.:
                       BBB+       Baa1     690,000    7.625% due 7/15/2005                                                  735,706
                       BBB+       Baa1     781,000    8.125% due 6/15/2010                                                  854,969
                       BBB+       Baa2   1,500,000  Exelon Corporation, 6.75% due 5/01/2011                               1,503,810
                       BBB+       A3       500,000  Houston Lighting and Power Company, 8.75% due 3/01/2022                 501,025
                                                    Progress Energy Inc.:
                       BBB        Baa1     300,000    5.85% due 10/30/2008                                                  292,980
                       BBB        Baa1     500,000    7.10% due 3/01/2011                                                   518,970
                       BBB        Baa1     140,000    7% due 10/30/2031                                                     136,983
                       A          A1     1,000,000  South Carolina Electric & Gas Company, 6.70% due 2/01/2011            1,014,100
                                                                                                                      -------------
                                                                                                                          6,043,043
===================================================================================================================================
Yankee--               BBB-       Baa3     500,000  Abitibi Consolidated Inc., 8.55% due 8/01/2010                          523,365
Corporate--1.9%        A          A3       500,000  BHP Finance USA Limited, 6.42% due 3/01/2026                            514,580
                       A          A1       200,000  BSCH Issuances Ltd., 7.625% due 9/14/2010                               210,386
                       BBB+       Baa2     500,000  Canadian National Railways, 6.375% due 10/15/2011                       500,767
                       A+         A1     1,000,000  Hydro-Quebec, 8.875% due 3/01/2026                                    1,277,340
                       BBB+       Baa2     500,000  Korea Development Bank, 7.125% due 4/22/2004                            527,665
                       A          A2       400,000  Norsk Hydro A/S, 6.36% due 1/15/2009                                    400,416
                       BB+        Baa2     575,000  Pemex Project Funding Master Trust, 9.125% due 10/13/2010               609,500
                       A          A1     1,000,000  Santander Financial Issuances Ltd., 7% due 4/01/2006                  1,053,930
                       A+         A2       400,000  Telefonica Europe BV, 7.35% due 9/15/2005                               421,228
                                                    Tyco International Group SA:
                       A          Baa1   1,000,000    6.75% due 2/15/2011                                                 1,007,270
                       A          Baa1     323,000    6.875% due 1/15/2029                                                  308,785
                       A+         A1       500,000  Unilever Capital Corporation, 7.125% due 11/01/2010                     540,860
                       A          A2       850,000  Vodafone Group PLC, 7.75% due 2/15/2010                                 930,606
                       A          A2       200,000  WMC Finance USA, 7.25% due 11/15/2013                                   203,300
                                                                                                                      -------------
                                                                                                                          9,029,998
===================================================================================================================================
                       Total Investments in Corporate Bonds & Notes (Cost--$140,918,001)--30.5%                         142,210,141
===================================================================================================================================
                         Face
                        Amount                                      Short-Term Securities
===================================================================================================================================
Repurchase             $18,100,000                  Morgan Stanley & Co., Inc., purchased on 12/31/2001 to
Agreements***--3.9%                                 yield 1.67% to 1/02/2002                                             18,100,000
===================================================================================================================================
                       Total Investments in Short-Term Securities (Cost--$18,100,000)--3.9%                              18,100,000
===================================================================================================================================
                       Total Investments (Cost--$472,244,383)--102.7%                                                   478,887,312
                       Liabilities in Excess of Other Assets--(2.7%)                                                    (12,736,121)
                                                                                                                       -------------
                       Net Assets--100.0%                                                                             $ 466,151,191
                                                                                                                      =============
===================================================================================================================================

        *   Not Rated.
       ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
      *** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
      (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
      (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      Ratings of issues shown have not been audited by Deloitte & Touche LLP.

            See Notes to Financial Statements.


                                    20 & 21

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES          As of December 31, 2001
===================================================================================================================================
Assets:               Investments, at value (identified cost--$472,244,383) ........................                   $478,887,312
                      Receivables:
                        Securities sold ............................................................    $ 11,513,284
                        Interest ...................................................................       5,873,723
                        Contributions ..............................................................       1,645,858
                        Paydowns ...................................................................           8,353     19,041,218
                                                                                                        ------------
                      Prepaid expenses and other assets ............................................                         30,420
                                                                                                                       ------------
                      Total assets .................................................................                    497,958,950
                                                                                                                       ------------
===================================================================================================================================
Liabilities:          Payables:
                        Securities purchased .......................................................      28,655,235
                        Custodian bank .............................................................       1,085,021
                        Withdrawals ................................................................         934,390
                        Investment adviser .........................................................           3,286     30,677,932
                                                                                                        ------------
                      Accrued expenses and other liabilities .......................................                      1,129,827
                                                                                                                       ------------
                      Total liabilities ............................................................                     31,807,759
                                                                                                                       ------------
===================================================================================================================================
Net Assets:           Net assets ...................................................................                   $466,151,191
                                                                                                                       ============
===================================================================================================================================
Net Assets            Investors' capital ...........................................................                   $459,508,262
Consist of:           Unrealized appreciation on investments--net ..................................                      6,642,929
                                                                                                                       ------------
                      Net assets ...................................................................                   $466,151,191
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES          For the Year Ended December 31, 2001
===================================================================================================================================
Investment Income:    Interest .....................................................................                   $ 25,189,928
                                                                                                                       ------------
===================================================================================================================================
Expenses:             Accounting services ..........................................................    $    258,238
                      Professional fees ............................................................          93,782
                      Pricing fees .................................................................          72,365
                      Custodian fees ...............................................................          66,482
                      Investment advisory fees .....................................................          41,577
                      Trustees' fees and expenses ..................................................           5,353
                      Printing and shareholder reports .............................................           1,662
                      Other ........................................................................          12,467
                                                                                                        ------------
                      Total expenses ...............................................................                        551,926
                                                                                                                       ------------
                      Investment income--net .......................................................                     24,638,002
                                                                                                                       ------------
===================================================================================================================================
Realized &            Realized gain from investments--net ..........................................                      3,530,237
Unrealized Gain on    Change in unrealized appreciation on investments--net ........................                      3,620,323
Investments--Net:                                                                                                      ------------
                      Net Increase in Net Assets Resulting from Operations .........................                   $ 31,788,562
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            For the Year Ended
MASTER                                                                                                          December 31,
AGGREGATE BOND                                                                                        -----------------------------
INDEX SERIES          Increase (Decrease) in Net Assets:                                                   2001             2000
===================================================================================================================================
Operations:           Investment income--net .......................................................  $  24,638,002   $  19,133,195
                      Realized gain (loss) on investments--net .....................................      3,530,237      (8,055,546)
                      Change in unrealized appreciation/depreciation on investments--net ...........      3,620,323      19,800,656
                                                                                                      -------------   -------------
                      Net increase in net assets resulting from operations .........................     31,788,562      30,878,305
                                                                                                      -------------   -------------
===================================================================================================================================
Capital               Proceeds from contributions ..................................................    297,187,588     147,081,178
Transactions:         Fair value of withdrawals ....................................................   (171,169,747)   (275,762,973)
                                                                                                      -------------   -------------
                      Net increase (decrease) in net assets derived from capital transactions ......    126,017,841    (128,681,795)
                                                                                                      -------------   -------------
===================================================================================================================================
Net Assets:           Total increase (decrease) in net assets ......................................    157,806,403     (97,803,490)
                      Beginning of year ............................................................    308,344,788     406,148,278
                                                                                                      -------------   -------------
                      End of year ..................................................................  $ 466,151,191   $ 308,344,788
                                                                                                      =============   =============
===================================================================================================================================

            See Notes to Financial Statements.


                                    22 & 23

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

FINANCIAL HIGHLIGHTS


                                                                                                                          For the
MASTER                                                                               For the Year Ended                   Period
AGGREGATE                                                                                December 31,                 April 3, 1997+
BOND INDEX    The following per share data and ratios have been derived  ---------------------------------------------  to Dec. 31,
SERIES        from information provided in the financial statements.       2001        2000        1999        1998        1997
===================================================================================================================================
Total                                                                        8.07%         --          --          --           --
Investment                                                               =========   =========   =========   =========    =========
Return:
===================================================================================================================================
Ratios to     Expenses, net of reimbursement ..........................       .13%        .14%        .10%        .12%         .15%*
Average                                                                  =========   =========   =========   =========    =========
Net Assets:   Expenses ................................................       .13%        .14%        .10%        .13%         .18%*
                                                                         =========   =========   =========   =========    =========
              Investment income--net ..................................      5.93%       6.62%       6.30%       6.20%        6.34%*
                                                                         =========   =========   =========   =========    =========
===================================================================================================================================
Supplemental  Net assets, end of period (in thousands) ................  $ 466,151   $ 308,345   $ 406,148   $ 434,935    $ 307,740
Data:                                                                    =========   =========   =========   =========    =========
              Portfolio turnover ......................................    144.23%      43.24%      61.82%      27.89%       86.58%
                                                                         =========   =========   =========   =========    =========
===================================================================================================================================

      +     Commencement of operations.
      *     Annualized.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Series, but resulted in a $1,194,873 reduction in cost of securities (which in return results in a corresponding $1,194,873 increase in net unrealized appreciation and a corresponding $1,194,873 decrease in investors' capital), based on securities held by the Series as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $60,615, increase net unrealized appreciation by $565,640 and increase net realized capital gains by $689,848. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(g) Custodian bank--The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.


                                    24 & 25

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER AGGREGATE BOND INDEX SERIES

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

During the year ended December 31, 2001, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $19,222 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $32,135 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $734,997,201 and $584,607,095, respectively.

Net realized gains for the year ended December 31, 2001, which included net realized capital gains of $774,000 from redemptions in-kind, and net unrealized gains as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                     Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $3,530,237          $6,642,929
                                                  ----------          ----------
Total ..................................          $3,530,237          $6,642,929
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,825,159, of which $8,015,703 related to appreciated securities and $2,190,544 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $473,062,153.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2001.

INDEPENDENT AUDITORS' REPORT

MASTER AGGREGATE BOND INDEX SERIES

The Board of Trustees and Investors,
Master Aggregate Bond Index Series
(One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 19, 2002


                                    26 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                         Number of         Other
                                                                                                       Portfolios in   Directorships
                                                  Position(s) Length                                    Fund Complex      Held by
                                                     Held     of Time    Principal Occupation(s)         Overseen by     Director/
Name                       Address & Age          with Fund   Served     During Past 5 Years          Director/Trustee    Trustee
====================================================================================================================================
      Interested Director
====================================================================================================================================
Terry K. Glenn*       800 Scudders Mill Road      President   1999 to    Chairman, Americas Region           196            None
                      Plainsboro, NJ 08536        and         present    since 2001, and Executive
                      Age: 61                     Director/              Vice President since 1983 of
                                                  Trustee                Fund Asset Management ("FAM")
                                                                         and Merrill Lynch Investment
                                                                         Managers, L.P. ("MLIM");
                                                                         President of Merrill Lynch
                                                                         Mutual Funds since 1999;
                                                                         President of FAM
                                                                         Distributors, Inc. ("FAMD")
                                                                         since 1986 and Director
                                                                         thereof since 1991; Executive
                                                                         Vice President and Director
                                                                         of Princeton Services, Inc.
                                                                         ("Princeton Services") since
                                                                         1993; President of Princeton
                                                                         Administrators, L.P. since
                                                                         1988; Director of Financial
                                                                         Data Services, Inc., since
                                                                         1985.
                    ================================================================================================================
                    *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the
                       Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice
                       President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President
                       of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
====================================================================================================================================
                                                                                                         Number of         Other
                                                                                                       Portfolios in   Directorships
                                                 Position(s) Length                                    Fund Complex      Held by
                                                    Held     of Time     Principal Occupation(s)         Overseen by     Director/
Name                       Address & Age         with Fund   Served*     During Past 5 Years          Director/Trustee    Trustee
====================================================================================================================================
      Independent Directors/Trustees
====================================================================================================================================
M. Colyer Crum        104 Westcliff Road          Director/   1978 to    James R. Williston Professor        51          Cambridge
                      Weston, MA 02493            Trustee     present    of Investment Management                        Bancorp
                      Age: 69                                            Emeritus, Harvard Business
                                                                         School since 1996.
====================================================================================================================================
Laurie Simon Hodrick  809 Uris Hall               Director/   1999 to    Professor of Finance and            51          Junior
                      3022 Broadway               Trustee     present    Economics, Graduate School of                   League of
                      New York, NY 10027                                 Business, Columbia University                   Central
                      Age: 39                                            since 1998; Associate                           Westchester
                                                                         Professor of Finance and
                                                                         Economics, Graduate School of
                                                                         Business, Columbia University
                                                                         from 1996 to 1998.
====================================================================================================================================
Stephen B. Swensrud   88 Broad Street, 2nd Floor  Director/   1983 to    Chairman, Fernwood Advisors         90          Dana Farber
                      Boston, MA 02110            Trustee     present    since 1996.                                     Cancer
                      Age: 68                                                                                            Institute;
                                                                                                                         Federation
                                                                                                                         For
                                                                                                                         American
                                                                                                                         Immigration
                                                                                                                         Reform
====================================================================================================================================
J. Thomas Touchton    Suite 3405                  Director/   1977 to    Managing Partner of the Witt        51          Tampa Bay
                      One Tampa City Center       Trustee     present    Touchton Company since 1972.                    History
                      201 North Franklin Street                                                                          Center
                      Tampa, FL 33062
                      Age: 63
====================================================================================================================================
Fred G. Weiss         16450 Maddalena Place       Director/   1999 to    Managing Director of FGW            51          Watson
                      Delray Beach, FL 33446      Trustee     present    Associates since 1997; Vice                     Pharma-
                      Age: 60                                            President, Planning,                            ceuticals,
                                                                         Investment and Development of                   Inc.; BTG
                                                                         Warner Lambert Co. from 1979                    Interna-
                                                                         to 1997.                                        tional PLC;
                                                                                                                         Michael J.
                                                                                                                         Fox Founda-
                                                                                                                         tion for
                                                                                                                         Parkinson's
                                                                                                                         Research
                    ================================================================================================================
                    *  The Director's/Trustee's term is unlimited.
====================================================================================================================================
                                                 Position(s) Length
                                                    Held     of Time
Name                       Address & Age         with Fund   Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
      Fund Officers
====================================================================================================================================
Donald C. Burke       P.O. Box 9011               Vice        Vice       First Vice President of FAM and MLIM since 1997 and the
                      Princeton, NJ 08543-9011    President   President  Treasurer thereof since 1999; Senior Vice President and
                      Age: 41                     and         since      Treasurer of Princeton Services since 1999; Vice President
                                                  Treasurer   1997 and   of FAMD since 1999; Vice President of FAM and MLIM from
                                                              Treasurer  1990 to 1997; Director of Taxation of MLIM since 1990.
                                                              since
                                                              1999
====================================================================================================================================
Christopher Ayoub     P.O. Box 9011               Senior      1998       First Vice President of the Investment Adviser and certain
                      Princeton, NJ 08543-9011    Vice        to         of its affiliates since 1998; Vice President of the
                      Age: 45                     President   present    Investment Adviser and certain of its affiliates from 1985
                                                  and Co-                to 1998.
                                                  Portfolio
                                                  Manager
====================================================================================================================================
Robert C. Doll, Jr.   P.O. Box 9011               Senior      2000       President of FAM and MLIM since 2001; Co-Head (Americas
                      Princeton, NJ 08543-9011    Vice        to         Region) of FAM and MLIM from 2000 to 2002; Director of
                      Age: 47                     President   present    Princeton Services since 1999; Chief Investment Officer of
                                                                         Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                         President thereof from 1991 to 1999.
====================================================================================================================================
Philip Green          P.O. Box 9011               Senior      1999       Senior Vice President of the Investment Adviser and certain
                      Princeton, NJ 08543-9011    Vice        to         of its affiliates since 1999; Managing Director and
                      Age: 37                     President   present    Portfolio Manager of Global Institutional Services at
                                                                         Bankers Trust from 1997 to 1999; Vice President of
                                                                         Quantitative Equities at Bankers Trust in 1996; Vice
                                                                         President of Asset Allocations Strategies at Bankers Trust
                                                                         from 1994 to 1996; Vice President of Foreign Exchange and
                                                                         Currency Overlay Strategies at Bankers Trust from 1988 to
                                                                         1999.
====================================================================================================================================
Jeffrey B. Hewson     P.O. Box 9011               Senior      1998       Director (Global Fixed Income) of the Investment Adviser
                      Princeton, NJ 08543-9011    Vice        to         and certain of its affiliates since 1998; Vice President of
                      Age: 49                     President   present    the Investment Adviser and certain of its affiliates from
                                                  and Co-                1989 to 1998; Portfolio Manager of the Investment Adviser
                                                  Portfolio              and certain of its affiliates since 1985.
                                                  Manager
====================================================================================================================================


                                    28 & 29

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                      Position(s)   Length
                                                         Held       of Time
Name                       Address & Age              with Fund     Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
      Fund Officers (concluded)
====================================================================================================================================
Sidney Hoots               P.O. Box 9011               Senior       1999        Senior Vice President of the Investment Adviser and
                           Princeton, NJ 08543-9011    Vice         to present  certain of its affiliates since 1999; Managing
                           Age: 40                     President                Director of Global Institutional Services at Bankers
                                                                                Trust from 1992 to 1999.
====================================================================================================================================
Frank Salerno              P.O. Box 9011               Senior       1999        Chief Operating Officer, Institutional for MLIM
                           Princeton, NJ 08543-9011    Vice         to present  (Americas Region); First Vice President of the
                           Age: 41                     President                Investment Adviser and certain of its affiliates
                                                                                since 1999; Managing Director and Chief Investment
                                                                                Officer of Structured Investments at Bankers Trust
                                                                                from 1995 to 1999.
====================================================================================================================================
Richard Vella              P.O. Box 9011               Senior       1999        First Vice President of the Investment Adviser and
                           Princeton, NJ 08543-9011    Vice         to present  certain of its affiliates since 1999; Managing
                           Age: 43                     President                Director, Global Index Funds of Bankers Trust from
                                                                                1997 to 1999; Managing Director, International Index
                                                                                Funds of Bankers Trust from 1995 to 1999.
====================================================================================================================================
Debbie Jelilian            P.O. Box 9011               Portfolio    1999        Vice President of Investment Adviser and FAM since
                           Princeton, NJ 08543-9011    Manager      to present  1999; portfolio manager in Bankers Trust's
                           Age: 32                                              Structured Investment Management Group from 1993 to
                                                                                1999.
====================================================================================================================================
Jeffrey L. Russo           P.O. Box 9011               Portfolio    2001        Vice President of the Investment Adviser and FAM
                           Princeton, NJ 08543-9011    Manager      to present  since 1999; portfolio manager and trader in Bankers
                           Age: 34                                              Trust/Deutsche Bank's Structured Investment Group
                                                                                specializing in global index portfolios from 1994 to
                                                                                1999.
====================================================================================================================================
Frank Viola                P.O. Box 9011               Co-          2001        Director of the Investment Adviser and certain of
                           Princeton, NJ 08543-9011    Portfolio    to present  its affiliates and Portfolio Manager thereof since
                           Age: 37                     Manager                  1997; Treasurer of Merrill Lynch Bank & Trust
                                                                                Company from 1996 to 1997.
====================================================================================================================================
Ira P. Shapiro             P.O. Box 9011               Secretary    1998        First Vice President of the Investment Adviser and
                           Princeton, NJ 08543-9011                 to present  certain of its affiliates since 1998; Director
                           Age: 38                                              (Legal Advisory) of the Investment Adviser and
                                                                                certain of its affiliates from 1996 to 1997;
                                                                                Attorney with the Investment Adviser and certain of
                                                                                its affiliates from 1993 to 1997.
====================================================================================================================================

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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